Goodwill	12 Months Ended
Dec. 31, 2016
Solaris LLC
Goodwill

5.        Goodwill

In 2015 and during the measurement period, as defined in ASC 805, the Company identified additional purchase price adjustments related to the purchase of the silo business from Loadcraft Industries Ltd. that were not included in the initial allocation of the fair value of the liabilities assumed at the acquisition date.

The changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2015 were:

Goodwill as of January 1, 2015	$12,931
Purchase price adjustments	73
Goodwill as of December 31, 2015	$13,004
Purchase price adjustments	—
Goodwill as of December 31, 2016	$13,004